COMMON STOCK AND DIVIDENDS, Acquisition of Treasury Shares (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Aug. 21, 2020	Mar. 06, 2020	Dec. 31, 2019	Nov. 13, 2019
Acquisition of treasury shares [Abstract]
Maximum amount invested for shares repurchase program			$ 3,000,000	$ 2,500,000
Acquisition cost of treasury shares	$ 5,608,271	$ 5,608,271
Trading premium on treasury shares	1,626,911	1,626,911
Treasury Shares [Member]
Acquisition of treasury shares [Abstract]
Acquisition cost of treasury shares	5,608,271	$ 5,608,271			$ 1,501,667	$ 8,313,704
Trading premium on treasury shares	$ 1,626,911				$ 1,626,911